Consolidated Statements of Financial Position ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Current assets
Cash and cash equivalents	₪ 2,408	[1]	$ 695	₪ 810
Investments	769	[1]	222	1,240
Trade receivables, net	1,915	[1]	552	2,000
Other receivables	270	[1]	78	217
Related party	43	[1]	12
Inventory	125	[1]	36	106
Total current assets	5,530	[1]	1,595	4,373
Non-current assets
Trade and other receivables	493	[1]	142	644
Property, plant and equipment	6,940	[1]	2,002	7,072
Intangible assets	5,840	[1]	1,684	6,534
Deferred expenses and non-current investments	558	[1]	161	465
Broadcast rights	454	[1]	131	432
Deferred tax assets	1,019	[1]	294	1,007
Total non-current assets	15,304	[1]	4,414	16,154
Total assets	20,834	[1]	6,009	20,527
Current liabilities
Bank loans and credit and debentures	1,955	[1]	564	2,181
Trade and other payables	1,735	[1]	500	1,661
Related party		[1]		32
Current tax liabilities	160	[1]	46	138
Provisions	94	[1]	27	80
Employee benefits	280	[1]	81	315
Total current liabilities	4,224	[1]	1,218	4,407
Non-current liabilities
Bank loans and debentures	13,149	[1]	3,794	12,241
Employee benefits	272	[1]	78	258
Other liabilities	234	[1]	67	244
Provisions	40	[1]	12	47
Deferred tax liabilities	459	[1]	132	593
Total non-current liabilities	14,154	[1]	4,083	13,383
Total liabilities	18,378	[1]	5,301	17,790
Equity
Attributable to shareholders of the Company	177	[1]	51	194
Non-controlling interests	2,279	[1]	657	2,543
Total Equity	2,456		708	2,737
Total liabilities and equity	₪ 20,834	[1]	$ 6,009	₪ 20,527

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.